Related Party Transactions - Disclosure of Information About Key Management Personnel (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Key management personnel compensation, short-term employee benefits	$ 4,772,599	$ 4,041,619
Key management personnel compensation, share-based payment	8,623,774	9,101,888
Key management personnel compensation, consulting fees	129,996	45,499
Remuneration attributed to key management personnel	$ 13,526,369	$ 13,189,006